Basis of Presentation and Summary of Significant Accounting Policies - Additional Information (Detail) - USD ($)	3 Months Ended	6 Months Ended	12 Months Ended	27 Months Ended
	Mar. 31, 2014	Sep. 30, 2014	Dec. 31, 2016	Dec. 31, 2016	Dec. 31, 2015
Accounting Policy [Line Items]
Percentage basis of funds on deposit for interest income recognition			100.00%
Partnership assets percentage not deposited as margin credit for interest income			80.00%
Monthly flat rate brokerage fee	0.50%	0.33%		0.33%
Annualized flat rate brokerage fee	6.00%	4.00%		4.00%
Annualized general partner administrative fee				2.00%
Annualized ongoing placement agent fee				2.00%
Monthly general partner administrative fee				0.17%
Monthly ongoing placement agent fee				0.17%
Limited partners unit that can be redeemed			100.00%	100.00%
Distributions			$ 0
Morgan Stanley Smith Barney Spectrum Select L.P. [Member]
Accounting Policy [Line Items]
Cash held for margin requirements			11,918,100	$ 11,918,100	$ 14,906,464
Cash denominated in foreign currencies			992,914	992,914	924,554
Cash denominated in foreign currencies, proceeds			1,024,772	$ 1,024,772	943,684
Monthly flat rate brokerage fee	0.50%	0.33%		0.33%
Annualized flat rate brokerage fee	6.00%	4.00%		4.00%
Annualized general partner administrative fee				2.00%
Annualized ongoing placement agent fee				2.00%
Monthly general partner administrative fee				0.17%
Monthly ongoing placement agent fee				0.17%
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member]
Accounting Policy [Line Items]
Cash held for margin requirements			6,959,456	$ 6,959,456	7,078,848
Cash denominated in foreign currencies			205,801	205,801	423,964
Cash denominated in foreign currencies, proceeds			$ 205,128	$ 205,128
Cash denominated in foreign currencies, at cost					$ 406,027
Monthly flat rate brokerage fee	0.50%	0.33%		0.33%
Annualized flat rate brokerage fee	6.00%	4.00%		4.00%
Annualized general partner administrative fee				2.00%
Annualized ongoing placement agent fee				2.00%
Monthly general partner administrative fee				0.17%
Monthly ongoing placement agent fee				0.17%
Ceres Tactical Currency L.P. [Member]
Accounting Policy [Line Items]
Monthly flat rate brokerage fee	0.3833%	0.30%		0.30%
Annualized flat rate brokerage fee	4.60%	3.60%		3.60%
Annualized general partner administrative fee				1.60%
Annualized ongoing placement agent fee				2.00%